Equity-Accounted Investees - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2022
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share capital	€ 6,234,000	€ 5,668,000
Carrying amount of investment	0	355,000
UNIO Enterprise GmbH "UNIO") [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Carrying amount of investment	€ 0	€ 355,000
UNIO Enterprise GmbH "UNIO") [member] | Investments accounted for using equity method [member] | Joint Venture Agreement [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share capital			€ 25,000
Proportion of ownership interest in joint venture	21.25%	25.00%